Leases - Disclosure Of Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Current	$ 65	$ 55	$ 44
Non-current	595	615	$ 589
Total	660	670
US dollars [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	514	528
Sterling [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	52	61
Euros [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	43	29
Others [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	$ 51	$ 52